TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2014 and 2013, there was no provision for doubtful accounts. The increase in trade accounts receivable as of December 31, 2014 is due to the invoicing of charterhire revenues relating to the Golar Igloo in arrears as agreed on the time charter party agreement.